Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Stock Option Weighted-Average Grant-Date Fair Value Information And Related Valuation Assumptions, Excluding Exchanged Grants And Performance-Accelerated Options

The following table contains the stock option and SAR weighted-average grant-date fair value information and related valuation assumptions, excluding exchanged grants and performance-accelerated options described further below, for the years ended December 31:

	Stock Options and SARs (1)
	2011	2010	2009
Awards granted (in thousands)	2,730	3,240	3,456
Maximum share value at exercise of SARs	$75.00	$—	$—
Fair value per options and SARs	$3.19	$10.48	$1.34
Valuation assumptions:
Expected term (years)	6.0	6.0	6.0
Expected volatility	95.3%	92.8%	55.7%
Expected dividend yield	0.5%	0.5%	0.5%
Risk-free interest rate	2.9%	2.9%	2.7%

(1)

Fair value information and related valuation assumptions have been revised for the years 2010 and 2009 to include SARs. Prior to the change, only stock option information and valuation assumptions were presented.

Rollforward Of Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding

The following table summarizes stock option activity as of December 31, 2011 and 2010:

(Shares in thousands)	Shares subject to option	Weighted-average exercise price
Balance as of January 1, 2010	9,727	$14.05
Granted	2,176	$14.17
Exercised	(466)	$4.33
Forfeited	(1,783)	$21.18
Expired	—	$—

Balance as of January 1, 2011	9,654	$13.23
Granted	34	$13.08
Exercised	(404)	$3.82
Forfeited	(1,319)	$19.28
Expired	—	$—

Balance as of December 31, 2011	7,965	$12.70

Exercisable as of December 31, 2011	5,138	$14.17

Information About Stock Options Outstanding

The following table summarizes information about stock options outstanding as of December 31, 2011:

	Outstanding			Exercisable
Exercise price range	Shares in thousands	Average life (1)	Average exercise price	Shares in thousands	Average exercise price
$2.00 - $2.46 (2)	1,386	7.08	$2.45	791	$2.45
$5.30 - $7.80	2,189	4.01	$7.78	1,371	$7.78
$9.10 - $14.18	1,839	7.99	$14.13	486	$14.09
$14.92 - $19.50	1,798	1.51	$18.81	1,789	$18.82
$19.67 - $34.13	753	3.27	$27.78	701	$28.07

	7,965		$12.70	5,138	$14.17

(1)	Average contractual life remaining in years.
(2)	These shares have an aggregate intrinsic value for total options and exercisable options of $6 million and $3 million, respectively.

Status Of Our Other Equity-Based Awards

The following table summarizes the status of our other equity-based awards as of December 31, 2011 and 2010:

	RSUs		DSUs		SARs
(Awards in thousands)	Number of awards	Weighted- average grant date fair value	Number of awards	Weighted- average fair value	Number of awards	Weighted- average grant date fair value (2)
Balance as of January 1, 2010	3,902	$25.87	449	$15.48	8,043	$6.93
Granted	787	$14.06	91	$14.08	1,064	$10.50
Exercised	(729)	$24.32	(41)	$12.92	(232)	$3.60
Terminated (1)	(1,118)	$30.58	—	$—	(56)	$7.48

Balance as of January 1, 2011	2,842	$18.52	499	$10.26	8,819	$7.44
Granted	955	$12.55	158	$8.06	2,696	$3.11
Exercised	(987)	$17.54	(119)	$3.02	(95)	$1.28
Terminated	(278)	$18.10	—	$—	(946)	$7.02

Balance as of December 31, 2011	2,532	$16.65	538	$9.46	10,474	$6.42

(1)	Included 842,300 of Performance Stock Units (“PSUs”) that were terminated. As of December 31, 2010, there are no remaining PSUs outstanding.
(2)

The amounts for the 2010 weighted-average grant date fair values for SARs were previously disclosed as the grant price on the date of the grant. The prior year amounts have been re-presented to reflect the actual weighted-average fair value on the date of the grant.